General	12 Months Ended
Dec. 31, 2011
General [Abstract]
General
NOTE 1:-	GENERAL

a.
Ceragon Networks Ltd. ("the Company") is a wireless backhaul manufacturer.  The Company provides solutions that enable cellular operators and other wireless service providers to deliver voice and data services, enabling smart-phone applications such as Internet browsing, music and video applications.  The company's wireless backhaul solutions use microwave technology to transfer large amounts of telecommunication traffic between base stations and the core of the service provider's network.

The Company's solutions support all wireless access technologies, including GSM, W-CDMA, CDMA, EV-DO, HSPA, LTE and WiMAX. The Company's systems also serve evolving network architectures including all-IP long haul, heterogeneous networks, small-cell applications and more.

The Company sells its products through a direct sales force, systems integrators, distributors and original equipment manufacturers.

The Company has thirty three wholly-owned subsidiaries worldwide. The subsidiaries provide marketing, manufacturing, distribution, sales and technical support to the Company's customers worldwide.

As to principal markets and major customers, see Note 15.

b.	Acquisitions:

1.
On September 14, 2010 (the "acquisition date") the Company acquired 100% of the shares of Elxys Innovations – Electronics Circuits and Systems S.A ("Elxys"), designer of advanced, next generation RFICs, a private company, for consideration of $ 1,600 paid in cash. An amount of $ 500 out of the consideration was deposited in escrow for 18 months. In addition, the Company granted 200,000 restricted shares units (the "RSUs") to key-employees with vesting period over 4 years from the acquisition date, 25% after each anniversary. These RSUs were valued in the amount of $ 1,878, and are being recognized as part of stock-based compensation expenses in the statement of operations.

The acquisition was accounted for using the purchase method of accounting in accordance with ASC 805. Total purchase price was allocated to net tangible assets in amount of $ 507 based on their estimated fair values at the acquisition date. The excess of the purchase price over the net tangible assets was valued as goodwill in amount of $ 1,093.

2.
On January 19, 2011 ("acquisition date"), the Company completed the purchase of all the share capital of Nera Networks AS and its subsidiaries (the "Nera") from Eltek ASA, pursuant to a Share Purchase Agreement dated January 19, 2011 (the "SPA"). At the time of the acquisition, Nera was a privately-owned Norwegian company, headquartered in Bergen, Norway, a leading manufacturer of microwave radio systems and a leading expert in long distance microwave links. The acquisition of Nera expands the Company's position as part of its overall strategy to become a premier microwave backhaul specialist at a crucial juncture for the industry.

The consideration for all of the shares of Nera was $ 57,175, which was funded through a combination of cash on hand and $ 35,000 of bank debt (For more information see note 10). An amount of $ 10,000 out of the consideration was deposited in escrow for 18 months subject to the sale of Nera's shares. January 19, 2011 was considered to be the acquisition date, as control was obtained, assets were received and liabilities assumed.

Eltek ASA undertook not to compete with the Company for a period of five years.

In connection with the SPA and on the same day, Nera entered into: (i) a Trademark Purchase Agreement with Nera Telecommunications Ltd. ("Neratel"), a subsidiary of Eltek ASA, under which it sold to NeraTel certain trade names and domain names of Nera, while retaining a right to use the name "Nera" for the first two years, and Neratel undertook a three year period non-compete; and (ii) a non-exclusive OEM Agreement with a subsidiary of Neratel, under which such subsidiary shall purchase products from Nera for their resale under its private label, in the region of the Middle East, North Africa and Asia-Pacific and provide certain sub-contract services to customers of Nera in the Middle East.

The acquisition was accounted for by the acquisition method and accordingly, the purchase price has been allocated according to the estimated fair value of the assets acquired and liabilities assumed of Nera. The excess of the purchase price over the net tangible and identifiable intangible assets was assigned to goodwill. The results of the Nera operations have been included in the consolidated financial statements since January 19, 2011.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Current assets *)	$172,334
Property, plant and equipment, net	9,500
Non-current assets	8,581
Deferred tax assets, net	3,550
Intangible assets	17,700
Goodwill	13,658

Total assets acquired	225,323

Current liabilities	(113,013)
Long-term liabilities	(55,135)

Total liabilities assumed	(168,148)

Net assets acquired	$57,175

*)
Current Assets includes step-up related to inventory and deferred revenue in total aggregate amount of $4,185 and $16,226, respectively.  As of December 31, 2011 the outstanding balances amounted to $224 and $4,746, respectively.

Intangible Assets

In performing the purchase price allocation, the Company management considered, among other factors, analyses of historical financial performance, highest and best use of the acquired assets and estimates of future performance of Nera's products. The fair value of intangible assets was determined based on an appraisal performed by management with the assistance of independent appraisers, and was based on an income approach.

The following table sets forth the components of intangible assets associated with the Nera Acquisition:

	Fair value	Useful life	Amortization method

Customer relationships	$8,300	7 years	Acceleration
Technology	8,600	7 years	Straight line
Trade names	800	2 years	Straight line

Total intangible assets	$17,700	(**)

(*)	Weighted average amortization period of 6.8 years.

Customer relationships represent relationships with customer through whom Nera generates its revenue, capable of being separated or divided from the entity and sold, or transferred.

Technology includes Nera's internally developed proprietary technologies, features, platforms, and offerings, capable of being separated or divided from the entity and sold, transferred, or licensed.

Trade names value consists of the right to use for two years Nera's trade names, trademarks, logos and URLs, capable of being separated or divided from the entity and sold, transferred, or licensed.

Unaudited pro forma condensed results of operations:

The following represents the unaudited consolidated pro forma revenue and net loss for the years ended December 31, 2010 and 2011 assuming that the acquisitions of Nera occurred on January 1, 2010. The pro forma information is not necessarily indicative of the results of operations, which actually would have occurred, had the acquisitions been consummated on those dates, nor does it purport to represent the results of operations for future periods.

	Year ended December 31,	Year ended December 31,
	2010	2011
	Unaudited	Unaudited

Revenues	$523,889	$449,094

Net loss	$38,611	$44,796

Acquisition costs include investment banking fees, legal and accounting fees and other external costs directly related to the acquisition for the years ended December 31, 2010 and 2011 amounted to $ 775 and $ 4,919, respectively, and were included in operating expenses, as acquisition related cost.

During the first quarter of fiscal year 2011, the Company approved a plan to restructure certain operations of the Company to eliminate redundant costs resulting from the acquisition and improve efficiencies in operations. The restructuring charges recorded were based on restructuring plan that have been committed to by the Company management.

The total estimated restructuring costs associated with exiting activities of the Company were $ 7,834, consisting primarily from employee severance and recorded in operating expenses, as a restructuring cost. As of December 31, 2011, the total liability balance for the restructuring plan is $ 1,330 which expected to be paid through 2012.